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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       February 1, 2012
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $2,475,769,565.00


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 December 2011

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                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR     ADR     02364W105
                                                      634,916,354.40    28,093,644        sole         1        sole      21,059,603
                                                                                                                none       7,034,041

BANCO MACRO
 BANSUD ADR           ADR     05961W105
                                                       43,022,908.50     2,206,303        sole         1        sole       1,993,099
                                                                                                                none         213,204

BANCO SANTANDER
 BRASIL - ADS         ADS     05967A107
                                                      421,889,419.38    51,829,167        sole         1        sole      39,153,152
                                                                                                                none      12,676,015

BANCOLOMBIA ADR       ADR     05968L102
                                                      195,173,831.68     3,276,928        sole         1        sole       2,201,788
                                                                                                                none       1,075,140

CNINSURE ADR          ADR     18976M103
                                                       24,150,108.00     3,489,900        sole         1        sole       3,236,354
                                                                                                                none         253,546

CTRIP INTERNATIONAL
 ADR                  ADR     22943F100
                                                       98,567,609.40     4,212,291        sole         1        sole       3,352,664
                                                                                                                none         859,627

EMBOTELLADORA
 ANDINA ADR REP A     ADR     29081P204
                                                        5,658,592.94       270,358        sole         1        sole         149,295
                                                                                                                none         121,063

EMBOTELLADORA
 ANDINA ADS REP B     ADS     29081P303
                                                       79,035,774.02     3,036,334        sole         1        sole       2,249,807
                                                                                                                none         786,527

FEMSA ADS             ADS     344419106
                                                      314,605,273.18     4,513,058        sole         1        sole       3,636,626
                                                                                                                none         876,432

INFOSYS TECHNOLOGY
 LTD ADR              ADR     456788108
                                                      250,502,316.54     4,875,483        sole         1        sole       3,434,307
                                                                                                                none       1,441,176

ITAU UNIBANCO
 HOLDING SA - ADR     ADR     465562106
                                                      295,588,842.88    15,926,123        sole         1        sole      11,945,356
                                                                                                                none       3,980,767

PLATINUM GROUP
 METALS LTD           ORD     72765Q205
                                                        8,860,621.82     9,807,360        sole         1        sole       9,807,360
                                                                                                                none               0

TAIWAN SEMICONDUCTOR
 CO ADR               ADR     874039100
                                                        7,283,822.00       564,200        sole         1        sole         564,200
                                                                                                                none               0

TERNIUM SA ADR        ADR     880890108
                                                       76,182,671.46     4,142,614        sole         1        sole       3,288,427
                                                                                                                none         854,187

RETALIX LTD           ORD     M8215W109
                                                       13,641,985.42       842,618        sole         1        sole         842,618
                                                                                                                none               0

VANCEINFO
 TECHNOLOGIES         ADR     921564100
                                                        6,689,433.38       737,534        sole         1        sole         737,534
                                                                                                                none               0
                                                    ----------------
                                                    2,475,769,565.00
                                                    ================
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